Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of inventory

	December 31,	December 31,
As at	2024	2023
Manufactured products	$344	$363
Logs and other raw materials	255	257
Materials and supplies	245	231
	$844	$851